Remuneration and other benefit paid to the Bank's directors, executive officers and other key management personnel	12 Months Ended
Dec. 31, 2022
Remuneration and other benefit paid to the Bank's directors, executive officers and other key management personnel
Remuneration and other benefit paid to the Bank's directors, executive officers and other key management personnel

5.   Remuneration and other benefit paid to the Bank’s directors, executive officers and other key management personnel

The Bank considers as key management personnel the directors, the executive officers and the members of the audit committee, the corporate practices, the nominating and compensation committee, the comprehensive risk management committee and the remuneration committee.

During 2021, the Deputy General Director of Global Corporate Banking, the Deputy Director of Retail Commercial Banking and the Deputy Director of Operations decided to step down.

During 2022, a new CEO for Banco Santander México was named, two Vice-presidencies of Finance and Retail & Large Companies Banking were created and named, regarding these changes and some company leavers new Heads for Digital and Innovation, Corporate and Investment Banking, Human Resources, Chief Financial Officer, Chief Audit Executive, Corporate Resources and Recovery were named. The Heads of Retail Commercial Banking and Financial Inclusion were included to the Executive Committee.Other than the aforementioned personnel change, there were no significant changes in the Bank’s main key personnel from December 31, 2022 to the date on which these consolidated financial statements were authorized for issue.

a)   Remuneration of directors

Our shareholders establish the compensation of our directors at the annual shareholders’ meeting. Accordingly, only independent directors receive compensation for their duties. Under Mexican law, we are not required to disclose on an individual basis the compensation of our directors, our executive officers and the members of the audit committee, the corporate practices, the nominating and compensation committee, the comprehensive risk management committee and the remuneration committee and we do not otherwise publicly disclose such information.

The aggregate compensation paid to independent directors who were members of the audit committee, the corporate practices, the nominating and compensation committee, the comprehensive risk management committee, the remuneration committee and the Board of Directors of the Bank amounted to 23 million pesos during 2020, 30 million pesos during 2021 and 37 million pesos during 2022, paid as attendance fees.

b)   Remuneration of executive officers

The aggregate amount for compensation and benefits to executive officers amounted to 431 million pesos during 2020, 453 million pesos during 2021 and 504 million pesos during 2022. The main benefits paid to the Bank’s executive officers are: salary, Christmas bonus, vacation bonus, holidays, performance bonus and share-based payments.

The criteria for granting and paying bonus compensation vary according to the activities performed by the different areas and, therefore, payment of the bonus may vary depending on the department and activities performed by each member.

c)   Post-employment and other long-term benefits

Our executive officers may participate in the same pension and medical expenses plan that is available to the Bank’s employees, but at different contribution percentages to the ones made by the rest of the employees.

The total post-employment benefits (including pension plan, medical expenses and life insurance policies) to executive officers amounted to 522 million pesos as of December 31, 2020, 537 million pesos as of December 31, 2021 and 572 million pesos as of December 31, 2022.

d)   Loans to executive officers

The loans granted to executive officers amount to 183 million pesos and 197 million pesos as of December 31, 2021 and 2022, respectively.